Financial risk - Traded market risk (Details) - AUD ($) $ in Millions	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Net market risk | Maximum
Traded market risk
Value at risk	$ 42.0	$ 45.3	$ 28.1
Net market risk | Minimum
Traded market risk
Value at risk	7.1	7.9	6.7
Net market risk | Average
Traded market risk
Value at risk	20.4	14.4	13.4
Interest rate risk | Maximum
Traded market risk
Value at risk	25.5	14.9	15.6
Interest rate risk | Minimum
Traded market risk
Value at risk	7.0	6.6	5.1
Interest rate risk | Average
Traded market risk
Value at risk	14.6	10.9	8.6
Foreign exchange risk | Maximum
Traded market risk
Value at risk	11.7	8.6	6.9
Foreign exchange risk | Minimum
Traded market risk
Value at risk	0.5	0.8	0.7
Foreign exchange risk | Average
Traded market risk
Value at risk	4.0	4.1	3.0
Equity risk | Maximum
Traded market risk
Value at risk	0.7	0.2	1.0
Equity risk | Minimum
Traded market risk
Value at risk	0.0	0.0	0.0
Equity risk | Average
Traded market risk
Value at risk	0.2	0.0	0.1
Commodity risk | Maximum
Traded market risk
Value at risk	3.4	42.0	24.3
Commodity risk | Minimum
Traded market risk
Value at risk	0.6	1.7	1.7
Commodity risk | Average
Traded market risk
Value at risk	1.9	8.2	6.5
Other market risks | Maximum
Traded market risk
Value at risk	32.9	5.5	5.8
Other market risks | Minimum
Traded market risk
Value at risk	2.4	2.0	1.4
Other market risks | Average
Traded market risk
Value at risk	14.6	3.5	3.8
Diversification effect | Average
Traded market risk
Value at risk	(14.9)	(12.3)	(8.6)
Parent Entity | Net market risk | Maximum
Traded market risk
Value at risk	42.0	45.3	28.1
Parent Entity | Net market risk | Minimum
Traded market risk
Value at risk	7.1	7.9	6.7
Parent Entity | Net market risk | Average
Traded market risk
Value at risk	20.4	14.4	13.4
Parent Entity | Interest rate risk | Maximum
Traded market risk
Value at risk	25.5	14.9	15.6
Parent Entity | Interest rate risk | Minimum
Traded market risk
Value at risk	7.0	6.6	5.1
Parent Entity | Interest rate risk | Average
Traded market risk
Value at risk	14.6	10.9	8.6
Parent Entity | Foreign exchange risk | Maximum
Traded market risk
Value at risk	11.7	8.6	6.9
Parent Entity | Foreign exchange risk | Minimum
Traded market risk
Value at risk	0.5	0.8	0.7
Parent Entity | Foreign exchange risk | Average
Traded market risk
Value at risk	4.0	4.1	3.0
Parent Entity | Equity risk | Maximum
Traded market risk
Value at risk	0.7	0.2	1.0
Parent Entity | Equity risk | Minimum
Traded market risk
Value at risk	0.0	0.0	0.0
Parent Entity | Equity risk | Average
Traded market risk
Value at risk	0.2	0.0	0.1
Parent Entity | Commodity risk | Maximum
Traded market risk
Value at risk	3.4	42.0	24.3
Parent Entity | Commodity risk | Minimum
Traded market risk
Value at risk	0.6	1.7	1.7
Parent Entity | Commodity risk | Average
Traded market risk
Value at risk	1.9	8.2	6.5
Parent Entity | Other market risks | Maximum
Traded market risk
Value at risk	32.9	5.5	5.8
Parent Entity | Other market risks | Minimum
Traded market risk
Value at risk	2.4	2.0	1.4
Parent Entity | Other market risks | Average
Traded market risk
Value at risk	14.6	3.5	3.8
Parent Entity | Diversification effect | Average
Traded market risk
Value at risk	$ (14.9)	$ (12.3)	$ (8.6)